Insurance Risk - Summary of insurance contracts and reinsurance contracts (Details) - Liquidity risk [member] - Insurance contracts to which premium allocation approach has been applied [member] - KRW (₩)
₩ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	₩ (100,478,344)	₩ (96,071,402)
Total (excluding variable insurance)	(91,536,490)	(88,371,883)
Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	519,937	(818,348)
Total (excluding variable insurance)	1,031,064	(384,692)
1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	36,289	(57,253)
Total (excluding variable insurance)	529,498	323,801
2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(507,898)	(595,781)
Total (excluding variable insurance)	(39,965)	(220,860)
3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(1,042,247)	(809,125)
Total (excluding variable insurance)	(622,809)	(451,468)
4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(1,338,668)	(1,546,406)
Total (excluding variable insurance)	(947,236)	(1,224,258)
5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Total (including variable insurance)	(98,145,757)	(92,244,489)
Total (excluding variable insurance)	(91,487,042)	(86,414,406)
Insurance contracts issued [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(100,624,155)	(95,070,889)
Insurance contracts issued [member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	545,020	(798,583)
Insurance contracts issued [member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	69,234	(36,041)
Insurance contracts issued [member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(473,036)	(574,893)
Insurance contracts issued [member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,008,268)	(789,584)
Insurance contracts issued [member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(1,305,043)	(1,527,047)
Insurance contracts issued [member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(98,452,062)	(91,344,741)
Insurance contracts issued [member] | Variable Insurance [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(8,941,854)	(7,699,519)
Insurance contracts issued [member] | Variable Insurance [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(511,127)	(433,656)
Insurance contracts issued [member] | Variable Insurance [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(493,209)	(381,054)
Insurance contracts issued [member] | Variable Insurance [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(467,933)	(374,921)
Insurance contracts issued [member] | Variable Insurance [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(419,438)	(357,657)
Insurance contracts issued [member] | Variable Insurance [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(391,432)	(322,148)
Insurance contracts issued [member] | Variable Insurance [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(6,658,715)	(5,830,083)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,718,577	4,086,896
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	437,302	482,531
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	361,966	402,250
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	297,826	334,537
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	249,995	279,308
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	213,177	237,124
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Inflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	2,158,311	2,351,146
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(12,660,431)	(11,786,415)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(948,429)	(916,187)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(855,175)	(783,304)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(765,759)	(709,458)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(669,433)	(636,965)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(604,609)	(559,272)
Insurance contracts issued [member] | Variable Insurance [Member] | Cash Outflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(8,817,026)	(8,181,229)
Insurance contracts issued [member] | Participaing Insurance [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(9,138,250)	(9,583,623)
Insurance contracts issued [member] | Participaing Insurance [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(206,450)	(196,832)
Insurance contracts issued [member] | Participaing Insurance [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(228,275)	(194,789)
Insurance contracts issued [member] | Participaing Insurance [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(235,549)	(207,299)
Insurance contracts issued [member] | Participaing Insurance [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(241,928)	(221,198)
Insurance contracts issued [member] | Participaing Insurance [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(247,597)	(224,346)
Insurance contracts issued [member] | Participaing Insurance [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(7,978,451)	(8,539,159)
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	173,909	244,338
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	34,397	43,374
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	25,425	33,437
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	20,141	24,916
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	16,443	19,959
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	13,515	16,437
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Inflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	63,988	106,215
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(9,312,159)	(9,827,961)
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(240,847)	(240,206)
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(253,700)	(228,226)
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(255,690)	(232,215)
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(258,371)	(241,157)
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(261,112)	(240,783)
Insurance contracts issued [member] | Participaing Insurance [Member] | Cash Outflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(8,042,439)	(8,645,374)
Insurance contracts issued [member] | Nonparticipating Insurance [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(82,544,051)	(77,787,747)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	1,262,597	(168,095)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	790,718	539,802
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	230,446	7,327
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(346,902)	(210,729)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(666,014)	(980,553)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(83,814,896)	(76,975,499)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	76,222,419	69,416,210
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	6,331,260	5,582,811
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	5,662,522	4,840,753
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	5,010,684	4,361,203
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	4,358,197	3,863,416
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	3,771,019	3,314,013
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Inflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	51,088,737	47,454,014
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(158,766,470)	(147,203,957)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(5,068,663)	(5,750,906)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,871,804)	(4,300,951)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,780,238)	(4,353,876)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,705,099)	(4,074,145)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(4,437,033)	(4,294,566)
Insurance contracts issued [member] | Nonparticipating Insurance [Member] | Cash Outflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(134,903,633)	(124,429,513)
Reinsurance contracts held [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	145,811	(1,000,513)
Reinsurance contracts held [member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(25,083)	(19,765)
Reinsurance contracts held [member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(32,945)	(21,212)
Reinsurance contracts held [member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(34,862)	(20,888)
Reinsurance contracts held [member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(33,979)	(19,541)
Reinsurance contracts held [member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(33,625)	(19,359)
Reinsurance contracts held [member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	306,305	(899,748)
Reinsurance contracts held [member] | Cash Inflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	11,155,186	9,290,398
Reinsurance contracts held [member] | Cash Inflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	322,122	225,165
Reinsurance contracts held [member] | Cash Inflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	302,044	216,544
Reinsurance contracts held [member] | Cash Inflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	286,274	209,995
Reinsurance contracts held [member] | Cash Inflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	278,232	207,721
Reinsurance contracts held [member] | Cash Inflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	271,893	207,575
Reinsurance contracts held [member] | Cash Inflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	9,694,621	8,223,398
Reinsurance contracts held [member] | Cash Outflow [Member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(11,009,375)	(10,290,911)
Reinsurance contracts held [member] | Cash Outflow [Member] | Less than 1 year [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(347,205)	(244,930)
Reinsurance contracts held [member] | Cash Outflow [Member] | 1~2 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(334,989)	(237,756)
Reinsurance contracts held [member] | Cash Outflow [Member] | 2~3 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(321,136)	(230,883)
Reinsurance contracts held [member] | Cash Outflow [Member] | 3~4 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(312,211)	(227,262)
Reinsurance contracts held [member] | Cash Outflow [Member] | 4~5 years [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	(305,518)	(226,934)
Reinsurance contracts held [member] | Cash Outflow [Member] | 5 years or more [member]
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Insurance Risk	₩ (9,388,316)	₩ (9,123,146)